Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

The Group is involved in tax and labor lawsuits that were considered probable losses and are provisioned according to the table below:

	Balance as of January 1, 2020	Provisions	Reversal	Balance as of December 31, 2020	Provisions	Balance as of December 31, 2021
Tax	10	1	-	11	120	131
Labor	163	12	(25)	150	352	502
Total Provisions	173	13	(25)	161	472	633